Employee Benefits - Sensitivity Analysis (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Japan | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to increase in assumption	¥ (12,608)	¥ (12,250)
Increase (decrease) in defined benefit obligation due to decrease in assumption	14,193	13,778
Japan | Future Salary Increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to increase in assumption	499	517
Increase (decrease) in defined benefit obligation due to decrease in assumption	(470)	(477)
Foreign | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to increase in assumption	(19,158)	(7,371)
Increase (decrease) in defined benefit obligation due to decrease in assumption	17,699	8,247
Foreign | Future Salary Increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to increase in assumption	2,745	479
Increase (decrease) in defined benefit obligation due to decrease in assumption	¥ (3,995)	¥ (665)